Note 6 - Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options	Weighted Average Exercise Price Per Share
Outstanding at January 1, 2013	429	$15.50
Granted	—	$—
Exercised	—	$—
Forfeited	(2)	$66.20
Outstanding at June 30, 2013	427	$15.30
Exercisable at June 30, 2013	393	$16.54

	2012		2011
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding on January 1	4,148	$1.60	3,216	$2.03
Granted	7,065	$0.04	1,285	$0.24
Exercised	—	$—	—	$—
Forfeited	(481)	$0.57	(353)	$0.60
Outstanding at end of year	10,732	$0.63	4,148	$1.60
Exercisable at end of year	5,518	$1.17	2,899	$2.18
Shares available for grant at end of year	6,584		5,191

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices			Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.00	to	$0.36	8,969	10.0	$0.09	3,754	$0.17
$0.37	to	$0.62	816	7.1	$0.41	816	$0.41
$0.68	to	$1.99	170	3.6	$1.10	170	$1.1
$2.00	to	$5.75	348	4.6	$5.59	348	$5.59
Above $5.75			429	2.1	$7.78	429	$7.78
			10,732	9.2	$0.63	5,517	$1.17
Vested options			5,518	8.0	$1.17

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011
Expected dividend yield	—	—
Expected stock price volatility	126%	118%
Risk-free interest rate	1.12%	1.35%
Expected term (in years)	6.0	6.0

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Unvested at January 1, 2013	215
Issued	180
Vested	(95)
Forfeited	—
Unvested at June 30, 2013	300

	2012	2011
Unvested at January 1	4,540	6,623
Issued	10,648	3,424
Vested	(9,788)	(5,502)
Forfeited	(25)	(5)
Unvested at end of period	5,375	4,540